JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 2.3%
1,122	Deckers Outdoor Corporation(a)	$ 1,086,040

	AUTOMOTIVE - 1.6%
1,917	Ferrari N.V.	782,845

	BIOTECH & PHARMA - 4.5%
2,393	Eli Lilly & Company	2,166,574

	DIVERSIFIED INDUSTRIALS - 1.3%
2,019	Eaton Corporation PLC	633,057

	E-COMMERCE DISCRETIONARY - 8.0%
19,575	Amazon.com, Inc.(a)	3,782,869

	ELECTRICAL EQUIPMENT - 2.5%
13,773	Vertiv Holdings Company	1,192,329

	ENTERTAINMENT CONTENT - 2.5%
7,530	Take-Two Interactive Software, Inc.(a)	1,170,840

	INDUSTRIAL SUPPORT SERVICES - 3.2%
1,296	United Rentals, Inc.	838,162
751	WW Grainger, Inc.	677,582
		1,515,744
	INTERNET MEDIA & SERVICES - 15.5%
10,685	Alphabet, Inc., Class A	1,946,273
4,338	Meta Platforms, Inc., Class A	2,187,306
2,723	Netflix, Inc.(a)	1,837,698
19,625	Uber Technologies, Inc.(a)	1,426,345
		7,397,622
	LEISURE PRODUCTS - 2.6%
4,271	Axon Enterprise, Inc.(a)	1,256,699

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 10.1%
23,510	Boston Scientific Corporation(a)	$ 1,810,505
3,390	Intuitive Surgical, Inc.(a)	1,508,042
13,772	Natera, Inc.(a)	1,491,370
		4,809,917
	RETAIL - CONSUMER STAPLES - 3.8%
2,138	Costco Wholesale Corporation	1,817,279

	RETAIL - DISCRETIONARY - 1.7%
785	O'Reilly Automotive, Inc.(a)	829,007

	SEMICONDUCTORS - 14.3%
8,570	Advanced Micro Devices, Inc.(a)	1,390,140
1,413	Broadcom, Inc.	2,268,613
18,150	NVIDIA Corporation	2,242,251
5,386	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	936,141
		6,837,145
	SOFTWARE - 8.8%
4,371	Cadence Design Systems, Inc.(a)	1,345,175
6,523	Microsoft Corporation	2,915,455
		4,260,630
	TECHNOLOGY HARDWARE - 7.5%
12,861	Apple, Inc.	2,708,784
2,478	Arista Networks, Inc.(a)	868,489
		3,577,273
	TECHNOLOGY SERVICES - 7.3%
5,517	CoStar Group, Inc.(a)	409,030
1,162	Fair Isaac Corporation(a)	1,729,824
3,014	Mastercard, Inc., Class A	1,329,656
		3,468,510

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
COMMON STOCKS — 99.8% (Continued)
WHOLESALE - DISCRETIONARY - 2.3%
20,694	Copart, Inc.(a)	$ 1,120,787

	TOTAL COMMON STOCKS (Cost $30,935,706)	47,705,167

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS - 0.2%
84,424	First American Treasury Obligations Fund, Class Z, 5.17% (Cost $84,424)(b)	84,424

	TOTAL INVESTMENTS - 100.0% (Cost $31,020,130)	$ 47,789,591
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(20,329)
	NET ASSETS - 100.0%	$ 47,769,262

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.